Material accounting policies, judgements and estimates (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) competitor
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Main competitors | competitor	4
Share price volatility period	3 years
Dividend yield period	10 years
Self-generated biofuel certificates, value recognized | $	$ 0
Chemical plants
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Useful lives of tangible assets	20 years
Retail service stations
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Useful lives of tangible assets	15 years
Upgraders | Bottom of range
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Major inspection costs useful economic life	3 years
Upgraders | Top of range
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Major inspection costs useful economic life	5 years